Convertible Debt (Schedule of Convertible Debt) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	$ 510,014	$ 465,014	$ 419,890
Interest	7,486	45,000	45,124
Conversion	668,610
Ending Balance		$ 510,014	$ 465,014